Other assets - Intangible assets (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	22,264,000	25,648,000
Accumulated Amortization	13,639,000	12,782,000
Net Book Value	8,625,000	12,866,000
Internally developed computer software capitalized during the period	5,081,000	3,537,000	4,748,000
Amortization of intangible assets	3,694,000	4,287,000	2,150,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	3,430,000
2015	2,612,000
2016	1,801,000
2017	782,000
2018 and thereafter	0
Net Book Value	8,625,000	12,866,000
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Cost		4,442,000
Accumulated Amortization		1,445,000
Net Book Value		2,997,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		2,997,000
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	350,000	2,364,000
Accumulated Amortization	328,000	1,204,000
Net Book Value	22,000	1,160,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	22,000	1,160,000
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Cost	21,914,000	16,825,000
Accumulated Amortization	13,311,000	9,644,000
Net Book Value	8,603,000	7,181,000
Impairment of intangible assets	0	249,000	0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	8,603,000	7,181,000
Patents
Finite-Lived Intangible Assets [Line Items]
Cost		2,017,000
Accumulated Amortization		489,000
Net Book Value		1,528,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		1,528,000